Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Receivables
Trade and other receivables as at December 31, 2019 and 2020, are as follows:

	December 31, 2019
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,451,107	￦	(291,202)	￦	(9,510)	￦	3,150,395
Other receivables		2,787,144		(78,572)		(271)		2,708,301

	￦	6,238,251	￦	(369,774)	￦	(9,781)	￦	5,858,696

Non-current assets
Trade receivables	￦	874,860	￦	(4,117)	￦	(43,597)	￦	827,146
Other receivables		382,468		(5,108)		(22,708)		354,652

	￦	1,257,328	￦	(9,225)	￦	(66,305)	￦	1,181,798

	December 31, 2020
(In millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,388,099	￦	(322,992)	￦	(8,977)	￦	3,056,130
Other receivables		1,948,108		(101,619)		(148)		1,846,341

	￦	5,336,207	￦	(424,611)	￦	(9,125)	￦	4,902,471

Non-current assets
Trade receivables	￦	892,992	￦	(4,323)	￦	(34,716)	￦	853,953
Other receivables		513,926		(102,985)		(14,125)		396,816

	￦	1,406,918	￦	(107,308)	￦	(48,841)	￦	1,250,769

Summary of Changes in Provision for Impairment
Details of changes in provision for impairment for the years ended December 31, 2019 and 2020, are as follows:

	2019				2020
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	359,924	￦	93,822	￦	295,319	￦	83,680
Provision		24,596		35,597		89,097		50,860
Reversal		—		(475)		—		(890)
Written-off or transfer out		(90,513)		(44,108)		(60,598)		(25,067)
Change in consolidation scope		—		—		3,211		87,614
Others		1,312		(1,156)		286		8,407

Ending balance	￦	295,319	￦	83,680	￦	327,315	￦	204,604

Summary of Other Receivables
Details of other receivables as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Loans	￦	84,148	￦	116,082
Receivables 1		2,540,315		1,699,608
Accrued income		8,630		6,901
Refundable deposits		352,293		350,180
Loans receivable		105,961		150,527
Finance lease receivables		39,726		64,047
Others		15,560		60,416
Less: Provision for impairment		(83,680)		(204,604)

	￦	3,062,953	￦	2,243,157

1
Settlement receivables of BC Card Co., Ltd., a subsidiary of the Group, of
￦
986,384 million related to debit and credit card transactions are included as at December 31, 2020 (2019:
￦
 1,786,610 million).